CERTIFICATION OF
                  STRONG MUNICIPAL FUNDS, INC.
               on behalf of the following series:
               Strong Municipal Money Market Fund
                 Strong Municipal Advantage Fund


STRONG MUNICIPAL FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Municipal Money Market and Strong Municipal Advantage Funds' Prospectus and Statement of Additional Information each dated July 1, 1997 filed by the Registrant pursuant to Post-Effective Amendment No. 14 (File No. 33-7603; 811-4770), which was filed with the Securities and Exchange Commission on June 27, 1997 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Strong Municipal Money Market and Strong Municipal
Advantage Funds' Prospectus and Statement of Additional
Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                              STRONG MUNICIPAL FUNDS, INC.


                              /s/ John S. Weitzer
                              -----------------------------------
                              By   John S. Weitzer
                              Title:    Vice President


Dated: July 2, 1997